CAPITAL LEASES	12 Months Ended
Feb. 28, 2014
CAPITAL LEASES [Abstract]
CAPITAL LEASES

13. CAPITAL LEASES

As at February 28, 2014 the Company has capital assets classified as Test Equipment with a cost value of $4,847 under capital lease [2013 - $6,115]. As at February 28, 2014 these assets had accumulated amortization of $4,347 [2013 - $2,874] and a net book value of $500 [2013 - $3,241]. The amortization of these assets are included in the Company's depreciation expense and totaled $2,113 for the year ended February 28, 2014 [2013 - $2,874]

Associated with the capital lease is interest expense of $98 [2013 - 208] and accretion expense of $222 [2013 -124] included in Interest expense for the year ended February 28, 2014.